Trade and other receivables - ECL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (18,710)
Ending balance	(17,041)	$ (18,710)
Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	2,927
Ending balance	3,153	2,927
ECL of trade and other receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	(15,783)
Ending balance	(13,888)	(15,783)
ECL of trade and other receivables | Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	2,927	5,101
Provision for expected credit losses	400	715
Write-off	(398)	(2,427)
Effect of translation	224	(462)
Ending balance	$ 3,153	$ 2,927